UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip Code)

The Bank of New York Mellon

240 Greenwich Street

New York, New York 10286

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30

Date of reporting period: April 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: REPORTS TO STOCKHOLDERS.

(a)	Insert a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1)

EXCHANGE LISTED FUNDS TRUST

Cabana Target Drawdown 5 ETF (TDSA)

Cabana Target Drawdown 7 ETF (TDSB)

Cabana Target Drawdown 10 ETF (TDSC)

Cabana Target Drawdown 13 ETF (TDSD)

Cabana Target Drawdown 16 ETF (TDSE)

Annual Report

April 30, 2021

Exchange Listed Funds Trust TABLE OF CONTENTS	April 30, 2021

Before investing you should carefully consider each Fund’s investment objectives, risks, charges and expenses. This and other information is available in each Fund’s prospectus, a copy of which may be obtained by visiting the Funds’ website at www.cabanaetfs.com. Please read a Fund’s prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee each Fund will achieve its investment objective. Each Fund is classified as a diversified investment company under the Investment Company Act of 1940 (the “1940 Act”). Concentration in a particular industry or sector will subject each Fund to loss due to adverse occurrences that may affect that industry or sector.

Individual shares of each Fund may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca, Inc. (the “Exchange”) through a brokerage account. However, shares are not individually redeemable directly from a Fund. Each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares (“Creation Units”).

Distributor: Foreside Fund Services, LLC

i

Cabana Target Drawdown 5 ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	April 30, 2021 (Unaudited)

Dear Shareholders,

Thank you for your investment in the Cabana Target Drawdown 5 ETF (“TDSA” or the “Fund”). The information presented in this report relates to the operations of TDSA for the fiscal period September 17, 2020 (Commencement of Operations) through April 30, 2021.

The Fund is an actively managed ETF that seeks to provide long term growth within a targeted risk parameter by allocating its assets among the following five major asset classes – equities, fixed income securities, real estate, currencies, and commodities. The Fund’s Sub-Adviser, Cabana Asset Management (the “Sub-Adviser”), selects investments for the Fund pursuant to an asset allocation strategy designed to manage portfolio volatility and reduce exposure to down markets. The Sub-Adviser utilizes its Cyclical Asset Reallocation Algorithm (“CARA”), a proprietary algorithm developed by the Sub-Adviser that monitors market conditions to identify assets that are particularly attractive at a given time in the business cycle.

For the fiscal period ended April 30, 2021, the Fund’s market price increased 0.85%, and the net asset value increased 0.85%, while the Morningstar Moderately Conservative Target Risk Total Return Index and the S&P Target Risk Conservative Index, a broad market index, increased 8.75% and 6.12%, respectively, over the same period. Underperformance compared to the applicable benchmark resulted largely from a bearish allocation across all Target Drawdown ETFs going into November 2020. The vast majority of underperformance occurred during November as the broad market indices moved up more than 10%, on average. Target Drawdown ETFs were more heavily allocated to Treasuries, the U.S. dollar and gold during much of the month as our algorithm reallocated to add risk assets in response to rapidly improving technical market conditions. Our reallocations were completed by the last week of November, and since that time the portfolios have, for the most part, matched or beaten applicable benchmarks.

The Fund began trading on September 17, 2020, with 725,000 shares outstanding as of April 30, 2021.

We appreciate your investment in the Cabana Target Drawdown 5 ETF.

Sincerely,

J. Garrett Stevens

Chief Executive Officer

Exchange Traded Concepts, LLC, Adviser to the Fund

This material must be preceded by or accompanied with a prospectus. The Fund’s investment objective, risks, charges and expenses should be considered carefully before investing. The prospectus contains this and other important information, and it may be obtained at cabanaetfs.com. Read it carefully before investing.

Investing involves risk including possible loss of principal. There is no guarantee the Fund will maintain the target drawdown or meet its objective.

Distributed by Foreside Fund Services, LLC

Cabana Target Drawdown 5 ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Continued)	April 30, 2021 (Unaudited)

Growth of a $10,000 Investment

(at net asset value)

	Inception Date of the Fund	Cumulative Total Return As of 4/30/2021	Expense Ratio*
			Gross	Net
Cabana Target Drawdown 5 ETF (Net Asset Value)	9/17/2020	0.85%	0.93%	0.67%
Cabana Target Drawdown 5 ETF (Market Price)		0.85%
S&P Target Risk Conservative Index		6.12%

*    Reflects the expense ratios (inclusive of 0.13% of acquired fund fees and expenses) as reported in the Prospectus dated September 14, 2020.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains distributions.

Current performance may be lower or higher than performance data quoted. For the Fund’s most recent month end performance, please visit www.cabanaetfs.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. The information provided herein represents the opinion of Exchange Traded Concepts, LLC for the period stated and is subject to change at any time.

The S&P Target Risk Conservative Index is designed to measure the performance of conservative stock-bond allocations to fixed income, seeking to produce a current income stream and avoid excessive volatility of returns. Equities are included to protect long-term purchasing power.

The Fund’s shares are listed on an exchange. The price of the Fund’s shares is based on market price and, because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Net asset value — The dollar value of a single share, based on the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. Calculated at the end of each business day.

Cabana Target Drawdown 7 ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Continued)	April 30, 2021 (Unaudited)

Dear Shareholders,

Thank you for your investment in the Cabana Target Drawdown 7 ETF (“TDSB” or the “Fund”). The information presented in this report relates to the operations of TDSB for the fiscal period September 17, 2020 (Commencement of Operations) through April 30, 2021.

The Fund is an actively managed ETF that seeks to provide long term growth within a targeted risk parameter by allocating its assets among the following five major asset classes – equities, fixed income securities, real estate, currencies, and commodities. The Fund’s Sub-Adviser, Cabana Asset Management (the “Sub-Adviser”), selects investments for the Fund pursuant to an asset allocation strategy designed to manage portfolio volatility and reduce exposure to down markets. The Sub-Adviser utilizes its Cyclical Asset Reallocation Algorithm (“CARA”), a proprietary algorithm developed by the Sub-Adviser that monitors market conditions to identify assets that are particularly attractive at a given time in the business cycle.

For the fiscal period ended April 30, 2021, the Fund’s market price increased 1.51%, and the net asset value increased 1.45%, while the Morningstar Moderate Target Risk Total Return Index and the S&P Target Risk Moderate Index, a broad market index, increased 14.21% and 8.63%, respectively, over the same period. Underperformance compared to the applicable benchmark resulted largely from a bearish allocation across all Target Drawdown ETFs going into November 2020. The vast majority of underperformance occurred during November as the broad market indices moved up more than 10%, on average. Target Drawdown ETFs were more heavily allocated to Treasuries, the U.S. dollar and gold during much of the month as our algorithm reallocated to add risk assets in response to rapidly improving technical market conditions. Our reallocations were completed by the last week of November, and since that time the portfolios have, for the most part, matched or beaten applicable benchmarks. The Target Drawdown 7 ETF faced major headwinds during the first quarter of 2021 due to rising interest rates but has outperformed since March 2021.

The Fund began trading on September 17, 2020, with 13,850,000 shares outstanding as of April 30, 2021.

We appreciate your investment in the Cabana Target Drawdown 7 ETF.

Sincerely,

J. Garrett Stevens

Chief Executive Officer

Exchange Traded Concepts, LLC, Adviser to the Fund

This material must be preceded by or accompanied with a prospectus. The Fund’s investment objective, risks, charges and expenses should be considered carefully before investing. The prospectus contains this and other important information, and it may be obtained at cabanaetfs.com. Read it carefully before investing.

Investing involves risk including possible loss of principal. There is no guarantee the Fund will maintain the target drawdown or meet its objective.

Distributed by Foreside Fund Services, LLC

Cabana Target Drawdown 7 ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Continued)	April 30, 2021 (Unaudited)

Growth of a $10,000 Investment

(at net asset value)

	Inception Date of the Fund	Cumulative Total Return As of 4/30/2021	Expense Ratio*
			Gross	Net
Cabana Target Drawdown 7 ETF (Net Asset Value)	9/17/2020	1.45%	0.94%	0.68%
Cabana Target Drawdown 7 ETF (Market Price)		1.51%
S&P Target Risk Moderate Index		8.63%

*    Reflects the expense ratios (inclusive of 0.14% of acquired fund fees and expenses) as reported in the Prospectus dated September 14, 2020.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains distributions.

Current performance may be lower or higher than performance data quoted. For the Fund’s most recent month end performance, please visit www.cabanaetfs.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. The information provided herein represents the opinion of Exchange Traded Concepts, LLC for the period stated and is subject to change at any time.

The S&P Target Risk Moderate Index is designed to measure the performance of moderate stock-bond allocations to fixed income while seeking to increase opportunities for higher returns through equities.

The Fund’s shares are listed on an exchange. The price of the Fund’s shares is based on market price and, because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Net asset value — The dollar value of a single share, based on the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. Calculated at the end of each business day.

Cabana Target Drawdown 10 ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Continued)	April 30, 2021 (Unaudited)

Dear Shareholders,

Thank you for your investment in the Cabana Target Drawdown 10 ETF (“TDSC” or the “Fund”). The information presented in this report relates to the operations of TDSC for the fiscal period September 17, 2020 (Commencement of Operations) through April 30, 2021.

The Fund is an actively managed ETF that seeks to provide long term growth within a targeted risk parameter by allocating its assets among the following five major asset classes – equities, fixed income securities, real estate, currencies, and commodities. The Fund’s Sub-Adviser, Cabana Asset Management (the “Sub-Adviser”), selects investments for the Fund pursuant to an asset allocation strategy designed to manage portfolio volatility and reduce exposure to down markets. The Sub-Adviser utilizes its Cyclical Asset Reallocation Algorithm (“CARA”), a proprietary algorithm developed by the Sub-Adviser that monitors market conditions to identify assets that are particularly attractive at a given time in the business cycle.

For the fiscal period ended April 30, 2021, the Fund’s market price increased 5.16%, and the net asset value increased 5.27%, while the Morningstar Moderate Target Risk Total Return Index and the S&P Target Risk Moderate Index, a broad market index, increased 14.21% and 8.63%, respectively, over the same period. Underperformance compared to the applicable benchmark resulted largely from a bearish allocation across all Target Drawdown ETFs going into November 2020. The vast majority of underperformance occurred during November as the broad market indices moved up more than 10%, on average. Target Drawdown ETFs were more heavily allocated to Treasuries, the U.S. dollar and gold during much of the month as our algorithm reallocated to add risk assets in response to rapidly improving technical market conditions. Our reallocations were completed by the last week of November, and since that time the portfolios have, for the most part, matched or beaten applicable benchmarks.

The Fund began trading on September 17, 2020, with 25,225,000 shares outstanding as of April 30, 2021.

We appreciate your investment in the Cabana Target Drawdown 10 ETF.

Sincerely,

J. Garrett Stevens

Chief Executive Officer

Exchange Traded Concepts, LLC, Adviser to the Fund

This material must be preceded by or accompanied with a prospectus. The Fund’s investment objective, risks, charges and expenses should be considered carefully before investing. The prospectus contains this and other important information, and it may be obtained at cabanaetfs.com. Read it carefully before investing.

Investing involves risk including possible loss of principal. There is no guarantee the Fund will maintain the target drawdown or meet its objective.

Distributed by Foreside Fund Services, LLC

Cabana Target Drawdown 10 ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Continued)	April 30, 2021 (Unaudited)

Growth of a $10,000 Investment

(at net asset value)

	Inception Date of the Fund	Cumulative Total Return As of 4/30/2021	Expense Ratio*
			Gross	Net
Cabana Target Drawdown 10 ETF (Net Asset Value)	9/17/2020	5.27%	0.95%	0.69%
Cabana Target Drawdown 10 ETF (Market Price)		5.16%
S&P Target Risk Moderate Index		8.63%

*    Reflects the expense ratios (inclusive of 0.15% of acquired fund fees and expenses) as reported in the Prospectus dated September 14, 2020.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains distributions.

Current performance may be lower or higher than performance data quoted. For the Fund’s most recent month end performance, please visit www.cabanaetfs.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. The information provided herein represents the opinion of Exchange Traded Concepts, LLC for the period stated and is subject to change at any time.

The S&P Target Risk Moderate Index is designed to measure the performance of moderate stock-bond allocations to fixed income while seeking to increase opportunities for higher returns through equities.

The Fund’s shares are listed on an exchange. The price of the Fund’s shares is based on market price and, because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Net asset value — The dollar value of a single share, based on the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. Calculated at the end of each business day.

Cabana Target Drawdown 13 ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Continued)	April 30, 2021 (Unaudited)

Dear Shareholders,

Thank you for your investment in the Cabana Target Drawdown 13 ETF (“TDSD” or the “Fund”). The information presented in this report relates to the operations of TDSD for the fiscal period September 17, 2020 (Commencement of Operations) through April 30, 2021.

The Fund is an actively managed ETF that seeks to provide long term growth within a targeted risk parameter by allocating its assets among the following five major asset classes – equities, fixed income securities, real estate, currencies, and commodities. The Fund’s Sub-Adviser, Cabana Asset Management (the “Sub-Adviser”), selects investments for the Fund pursuant to an asset allocation strategy designed to manage portfolio volatility and reduce exposure to down markets. The Sub-Adviser utilizes its Cyclical Asset Reallocation Algorithm (“CARA”), a proprietary algorithm developed by the Sub-Adviser that monitors market conditions to identify assets that are particularly attractive at a given time in the business cycle.

For the fiscal period ended April 30, 2021, the Fund’s market price increased 8.66%, and the net asset value increased 8.74%, while the Morningstar Moderately Aggressive Target Risk Total Return Index and the S&P Target Risk Growth Index, a broad market index, increased 19.99% and 13.73%, respectively, over the same period. Underperformance compared to the applicable benchmark resulted largely from a bearish allocation across all Target Drawdown ETFs going into November 2020. The vast majority of underperformance occurred during November as the broad market indices moved up more than 10%, on average. Target Drawdown ETFs were more heavily allocated to Treasuries, the U.S. dollar and gold during much of the month as our algorithm reallocated to add risk assets in response to rapidly improving technical market conditions. Our reallocations were completed by the last week of November, and since that time the portfolios have, for the most part, matched or beaten applicable benchmarks.

The Fund began trading on September 17, 2020, with 9,000,000 shares outstanding as of April 30, 2021.

We appreciate your investment in the Cabana Target Drawdown 13 ETF.

Sincerely,

J. Garrett Stevens

Chief Executive Officer

Exchange Traded Concepts, LLC, Adviser to the Fund

This material must be preceded by or accompanied with a prospectus. The Fund’s investment objective, risks, charges and expenses should be considered carefully before investing. The prospectus contains this and other important information, and it may be obtained at cabanaetfs.com. Read it carefully before investing.

Investing involves risk including possible loss of principal. There is no guarantee the Fund will maintain the target drawdown or meet its objective.

Distributed by Foreside Fund Services, LLC

Cabana Target Drawdown 13 ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Continued)	April 30, 2021 (Unaudited)

Growth of a $10,000 Investment

(at net asset value)

	Inception Date of the Fund	Cumulative Total Return As of 4/30/2021	Expense Ratio*
			Gross	Net
Cabana Target Drawdown 13 ETF (Net Asset Value)	9/17/2020	8.74%	0.94%	0.68%
Cabana Target Drawdown 13 ETF (Market Price)		8.66%
S&P Target Risk Growth Index		13.73%

*    Reflects the expense ratios (inclusive of 0.14% of acquired fund fees and expenses) as reported in the Prospectus dated September 14, 2020.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains distributions.

Current performance may be lower or higher than performance data quoted. For the Fund’s most recent month end performance, please visit www.cabanaetfs.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. The information provided herein represents the opinion of Exchange Traded Concepts, LLC for the period stated and is subject to change at any time.

The S&P Target Risk Growth Index is designed to measure the performance of equity allocations, while seeking to provide limited fixed income exposure to diversify risk.

The Fund’s shares are listed on an exchange. The price of the Fund’s shares is based on market price and, because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Net asset value — The dollar value of a single share, based on the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. Calculated at the end of each business day.

Cabana Target Drawdown 16 ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Continued)	April 30, 2021 (Unaudited)

Dear Shareholders,

Thank you for your investment in the Cabana Target Drawdown 16 ETF (“TDSE” or the “Fund”). The information presented in this report relates to the operations of TDSE for the fiscal period September 17, 2020 (Commencement of Operations) through April 30, 2021.

The Fund is an actively managed ETF that seeks to provide long term growth within a targeted risk parameter by allocating its assets among the following five major asset classes – equities, fixed income securities, real estate, currencies, and commodities. The Fund’s Sub-Adviser, Cabana Asset Management (the “Sub-Adviser”), selects investments for the Fund pursuant to an asset allocation strategy designed to manage portfolio volatility and reduce exposure to down markets. The Sub-Adviser utilizes its Cyclical Asset Reallocation Algorithm (“CARA”), a proprietary algorithm developed by the Sub-Adviser that monitors market conditions to identify assets that are particularly attractive at a given time in the business cycle.

For the fiscal period ended April 30, 2021, the Fund’s market price increased 11.39%, and the net asset value increased 11.47%, while the Morningstar Aggressive Target Risk Index and the S&P Target Risk Aggressive Index, a broad market index, increased 24.54% and 18.93%, respectively, over the same period. Underperformance compared to the applicable benchmark resulted largely from a bearish allocation across all Target Drawdown ETFs going into November 2020. The vast majority of underperformance occurred during November as the broad market indices moved up more than 10%, on average. Target Drawdown ETFs were more heavily allocated to Treasuries, the U.S. dollar and gold during much of the month as our algorithm reallocated to add risk assets in response to rapidly improving technical market conditions. Our reallocations were completed by the last week of November, and since that time the portfolios have, for the most part, matched or beaten applicable benchmarks.

The Fund began trading on September 17, 2020, with 4,500,000 shares outstanding as of April 30, 2021.

We appreciate your investment in the Cabana Target Drawdown 16 ETF.

Sincerely,

J. Garrett Stevens

Chief Executive Officer

Exchange Traded Concepts, LLC, Adviser to the Fund

This material must be preceded by or accompanied with a prospectus. The Fund’s investment objective, risks, charges and expenses should be considered carefully before investing. The prospectus contains this and other important information, and it may be obtained at cabanaetfs.com. Read it carefully before investing.

Investing involves risk including possible loss of principal. There is no guarantee the Fund will maintain the target drawdown or meet its objective.

Distributed by Foreside Fund Services, LLC

Cabana Target Drawdown 16 ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Concluded)	April 30, 2021 (Unaudited)

Growth of a $10,000 Investment

(at net asset value)

	Inception Date of the Fund	Cumulative Total Return As of 4/30/2021	Expense Ratio*
			Gross	Net
Cabana Target Drawdown 16 ETF (Net Asset Value)	9/17/2020	11.47%	0.95%	0.69%
Cabana Target Drawdown 16 ETF (Market Price)		11.39%
S&P Target Risk Aggressive Index		18.93%

*    Reflects the expense ratios (inclusive of 0.15% of acquired fund fees and expenses) as reported in the Prospectus dated September 14, 2020.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains distributions.

Current performance may be lower or higher than performance data quoted. For the Fund’s most recent month end performance, please visit www.cabanaetfs.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. The information provided herein represents the opinion of Exchange Traded Concepts, LLC for the period stated and is subject to change at any time.

The S&P Target Risk Aggressive Index is designed to measure the performance of aggressive stock-bond allocations to equities, seeking to maximize opportunities for long-term capital accumulation. It may include small allocations to fixed income to enhance portfolio efficiency.

The Fund’s shares are listed on an exchange. The price of the Fund’s shares is based on market price and, because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Net asset value — The dollar value of a single share, based on the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. Calculated at the end of each business day.

Cabana Target Drawdown 5 ETF Schedule of Investments	April 30, 2021
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.6%
CURRENCY — 14.4%
Invesco DB U.S. Dollar Index Bullish Fund*	107,075	$2,631,903
EQUITY — 48.3%
Communication Services Select Sector SPDR Fund	13,062	1,019,489
Consumer Discretionary Select Sector SPDR Fund	16,488	2,950,033
Health Care Select Sector SPDR Fund	23,366	2,834,997
iShares Core High Dividend ETF	9,936	949,683
iShares Russell 1000 Value ETF	6,455	1,016,985
		8,771,187
FIXED INCOME — 36.9%
iShares 20+ Year Treasury Bond ETF	11,057	1,532,942
iShares 7-10 Year Treasury Bond ETF	14,500	1,652,855
iShares iBoxx High Yield Corporate Bond ETF	10,047	878,510
iShares Preferred & Income Securities ETF	68,177	2,638,450
		6,702,757
TOTAL EXCHANGE-TRADED FUNDS (Cost $17,347,330)		18,105,847

SHORT-TERM INVESTMENTS — 0.4%
Invesco Government & Agency Portfolio Institutional Class, 0.03%#	63,785	63,785
TOTAL SHORT TERM INVESTMENTS (Cost $63,785)		63,785
TOTAL INVESTMENTS — 100.0% (Cost $17,411,115)		18,169,632
Liabilities in Excess of Other Assets — (0.0)%		(8,166)
TOTAL NET ASSETS — 100.0%		$18,161,466

*    Non-income producing security.

#   The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 5 ETF Summary of Investments	April 30, 2021
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Currency	14.4%
Equity	48.3%
Fixed Income	36.9%
Total Exchange-Traded Funds	99.6%
Short-Term Investments	0.4%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 7 ETF Schedule of Investments	April 30, 2021
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.2%
EQUITY — 62.3%
Consumer Discretionary Select Sector SPDR Fund	211,399	$37,823,509
Consumer Staples Select Sector SPDR Fund	500,822	34,847,195
Invesco Financial Preferred ETF	1,736,406	32,887,530
SPDR S&P Dividend ETF	319,583	39,228,813
Technology Select Sector SPDR Fund	260,585	36,403,724
Utilities Select Sector SPDR Fund	546,939	36,491,770
		217,682,541
FIXED INCOME — 36.9%
iShares 20+ Year Treasury Bond ETF	212,677	29,485,539
iShares iBoxx $ Investment Grade Corporate Bond ETF	243,804	31,974,895
iShares iBoxx High Yield Corporate Bond ETF	386,424	33,788,915
iShares Preferred & Income Securities ETF	874,147	33,829,489
		129,078,838
TOTAL EXCHANGE-TRADED FUNDS (Cost $337,497,493)		346,761,379

SHORT-TERM INVESTMENTS — 0.8%
Invesco Government & Agency Portfolio Institutional Class, 0.03%#	2,780,055	2,780,055
TOTAL SHORT TERM INVESTMENTS (Cost $2,780,055)		2,780,055
TOTAL INVESTMENTS — 100.0% (Cost $340,277,548)		349,541,434
Liabilities in Excess of Other Assets — (0.0)%		(158,743)
TOTAL NET ASSETS — 100.0%		$349,382,691

#   The rate is the annualized seven-day yield at period end.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal period to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Vanguard S&P Small-Cap 600 Growth ETF	$—	$33,663,791	$(33,165,760)	$(498,031)	$—	$—	—	$—	$—

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 7 ETF Summary of Investments	April 30, 2021
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Equity	62.3%
Fixed Income	36.9%
Total Exchange-Traded Funds	99.2%
Short-Term Investments	0.8%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 10 ETF Schedule of Investments	April 30, 2021
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.5%
EQUITY — 63.6%
Consumer Discretionary Select Sector SPDR Fund	388,512	$69,512,567
Health Care Select Sector SPDR Fund	550,538	66,796,776
Industrial Select Sector SPDR Fund	697,526	71,098,825
Invesco QQQ Trust Series 1	198,484	67,085,607
iShares U.S. Real Estate ETF	734,225	72,827,778
Vanguard Mid-Cap Value ETF	521,166	73,453,136
		420,774,689
FIXED INCOME — 35.9%
iShares 20+ Year Treasury Bond ETF	390,807	54,181,482
iShares iBoxx $ Investment Grade Corporate Bond ETF	448,106	58,769,102
iShares iBoxx High Yield Corporate Bond ETF	710,148	62,095,341
iShares Preferred & Income Securities ETF	1,606,663	62,177,858
		237,223,783
TOTAL EXCHANGE-TRADED FUNDS (Cost $615,766,226)		657,998,472

SHORT-TERM INVESTMENTS — 0.5%
Invesco Government & Agency Portfolio Institutional Class, 0.03%#	3,101,889	3,101,889
TOTAL SHORT TERM INVESTMENTS (Cost $3,101,889)		3,101,889
TOTAL INVESTMENTS — 100.0%
(Cost $618,868,115)		661,100,361
Liabilities in Excess of Other Assets — (0.0)%		(284,712)
TOTAL NET ASSETS — 100.0%		$660,815,649

#   The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 10 ETF Summary of Investments	April 30, 2021
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Equity	63.6%
Fixed Income	35.9%
Total Exchange-Traded Funds	99.5%
Short-Term Investments	0.5%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 13 ETF Schedule of Investments	April 30, 2021
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.8%
EQUITY — 83.1%
Consumer Discretionary Select Sector SPDR Fund	139,840	$25,020,173
Industrial Select Sector SPDR Fund	251,106	25,595,235
Invesco QQQ Trust Series 1	71,444	24,147,358
iShares Russell Mid-Cap Value ETF	231,625	26,511,797
iShares U.S. Real Estate ETF	264,358	26,221,670
Technology Select Sector SPDR Fund	172,451	24,091,405
Vanguard Growth ETF	88,034	24,192,623
Vanguard Mid-Cap Value ETF	188,815	26,611,586
		202,391,847
FIXED INCOME — 16.7%
iShares 20+ Year Treasury Bond ETF	140,646	19,499,162
iShares iBoxx $ Investment Grade Corporate Bond ETF	161,336	21,159,216
		40,658,378
TOTAL EXCHANGE-TRADED FUNDS (Cost $223,718,195)		243,050,225

SHORT-TERM INVESTMENTS — 0.2%
Invesco Government & Agency Portfolio Institutional Class, 0.03%#	596,770	596,770
TOTAL SHORT TERM INVESTMENTS (Cost $596,770)		596,770
TOTAL INVESTMENTS — 100.0% (Cost $224,314,965)		243,646,995
Liabilities in Excess of Other Assets — (0.0)%		(103,055)
TOTAL NET ASSETS — 100.0%		$243,543,940

#   The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 13 ETF Summary of Investments	April 30, 2021
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Equity	83.1%
Fixed Income	16.7%
Total Exchange-Traded Funds	99.8%
Short-Term Investments	0.2%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 16 ETF Schedule of Investments	April 30, 2021
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.7%
EQUITY — 90.8%
Consumer Discretionary Select Sector SPDR Fund	69,540	$12,442,097
Industrial Select Sector SPDR Fund	124,852	12,726,164
Invesco QQQ Trust Series 1	35,527	12,007,771
iShares Russell 2000 ETF	56,228	12,645,115
iShares Russell Mid-Cap Value ETF	115,203	13,186,136
iShares U.S. Real Estate ETF	131,454	13,038,922
Technology Select Sector SPDR Fund	85,733	11,976,900
Vanguard Growth ETF	43,789	12,033,655
Vanguard Mid-Cap Value ETF	93,878	13,231,165
		113,287,925
FIXED INCOME — 8.9%
iShares iBoxx High Yield Corporate Bond ETF	127,142	11,117,296
TOTAL EXCHANGE-TRADED FUNDS (Cost $112,452,579)		124,405,221

SHORT-TERM INVESTMENTS — 0.3%
Invesco Government & Agency Portfolio Institutional Class, 0.03%#	346,567	346,567
TOTAL SHORT TERM INVESTMENTS (Cost $346,567)		346,567
TOTAL INVESTMENTS — 100.0% (Cost $112,799,146)		124,751,788
Liabilities in Excess of Other Assets — (0.0)%		(51,763)
TOTAL NET ASSETS — 100.0%		$124,700,025

#   The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 16 ETF Summary of Investments	April 30, 2021
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Equity	90.8%
Fixed Income	8.9%
Total Exchange-Traded Funds	99.7%
Short-Term Investments	0.3%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF ASSETS AND LIABILITIES	April 30, 2021
	Cabana Target Drawdown 5 ETF	Cabana Target Drawdown 7 ETF	Cabana Target Drawdown 10 ETF
Assets:
Investments, at value	$18,169,632	$349,541,434	$661,100,361
Dividends receivable	2	67	73
Total Assets	18,169,634	349,541,501	661,100,434

Liabilities:
Advisory fee payable	8,168	158,810	284,785
Total Liabilities	8,168	158,810	284,785

Net Assets	$18,161,466	$349,382,691	$660,815,649

Net Assets Consist of:
Paid-in capital	$18,407,093	$350,649,818	$640,709,837
Distributable earnings (loss)	(245,627)	(1,267,127)	20,105,812
Net Assets	$18,161,466	$349,382,691	$660,815,649

Net Assets	$18,161,466	$349,382,691	$660,815,649
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	725,000	13,850,000	25,225,000
Net Asset Value, Offering and Redemption Price Per Share	$25.05	$25.23	$26.20
Investments, at cost	$17,411,115	$340,277,548	$618,868,115

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF ASSETS AND LIABILITIES (Concluded)	April 30, 2021
	Cabana Target Drawdown 13 ETF	Cabana Target Drawdown 16 ETF
Assets:
Investments, at value	$243,646,995	$124,751,788
Dividends receivable	14	8
Total Assets	243,647,009	124,751,796

Liabilities:
Advisory fee payable	103,069	51,771
Total Liabilities	103,069	51,771

Net Assets	$243,543,940	$124,700,025

Net Assets Consist of:
Paid-in capital	$231,069,748	$116,466,372
Distributable earnings (loss)	12,474,192	8,233,653
Net Assets	$243,543,940	$124,700,025

Net Assets	$243,543,940	$124,700,025
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	9,000,000	4,500,000
Net Asset Value, Offering and Redemption Price Per Share	$27.06	$27.71
Investments, at cost	$224,314,965	$112,799,146

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF OPERATIONS
	Cabana Target Drawdown 5 ETF	Cabana Target Drawdown 7 ETF	Cabana Target Drawdown 10 ETF
	For the period September 17, 2020(1) to April 30, 2021	For the period September 17, 2020(1) to April 30, 2021	For the period September 17, 2020(1) to April 30, 2021
Investment Income:
Dividends	$229,495	$4,829,546	$6,804,861
Total Investment Income	229,495	4,829,546	6,804,861

Expenses:
Advisory fees	96,507	1,731,394	2,726,866
Total Expenses	96,507	1,731,394	2,726,866
Less fees waived:
Waiver	(31,365)	(562,738)	(886,242)
Net Expenses	65,142	1,168,656	1,840,624
Net Investment Income (Loss)	164,353	3,660,890	4,964,237

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Unaffiliated investments	(1,076,035)	(12,270,601)	(24,332,574)
Affiliated investments	—	(498,031)	—
In-kind redemptions	268,687	8,247,480	15,573,763
Net realized gain (loss)	(807,348)	(4,521,152)	(8,758,811)
Net change in unrealized appreciation (depreciation) on:
Investments	758,517	9,263,886	42,232,246
Net change in unrealized appreciation (depreciation)	758,517	9,263,886	42,232,246
Net realized and unrealized gain (loss)	(48,831)	4,742,734	33,473,435
Net Increase (Decrease) in Net Assets Resulting from Operations	$115,522	$8,403,624	$38,437,672

(1)  Commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF OPERATIONS (Concluded)
	Cabana Target Drawdown 13 ETF	Cabana Target Drawdown 16 ETF
	For the period September 17, 2020(1) to April 30, 2021	For the period September 17, 2020(1) to April 30, 2021
Investment Income:
Dividends	$1,854,333	$994,839
Total Investment Income	1,854,333	994,839

Expenses:
Advisory fees	875,899	427,325
Total Expenses	875,899	427,325
Less fees waived:
Waiver	(284,667)	(138,884)
Net Expenses	591,232	288,441
Net Investment Income (Loss)	1,263,101	706,398

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Unaffiliated investments	(7,390,162)	(3,974,808)
In-kind redemptions	5,841,805	2,702,300
Net realized gain (loss)	(1,548,357)	(1,272,508)
Net change in unrealized appreciation (depreciation) on: Investments	19,332,030	11,952,642
Net change in unrealized appreciation (depreciation)	19,332,030	11,952,642
Net realized and unrealized gain (loss)	17,783,673	10,680,134
Net Increase (Decrease) in Net Assets Resulting from Operations	$19,046,774	$11,386,532

(1)  Commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS
	Cabana Target Drawdown 5 ETF	Cabana Target Drawdown 7 ETF	Cabana Target Drawdown 10 ETF
	For the period September 17, 2020(1) to April 30, 2021	For the period September 17, 2020(1) to April 30, 2021	For the period September 17, 2020(1) to April 30, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$164,353	$3,660,890	$4,964,237
Net realized gain (loss)	(807,348)	(4,521,152)	(8,758,811)
Change in net unrealized appreciation (depreciation)	758,517	9,263,886	42,232,246
Net increase (decrease) in net assets resulting from operations	115,522	8,403,624	38,437,672

Distributions to Shareholders	(117,432)	(1,699,958)	(2,996,851)

Capital Transactions:
Proceeds from shares issued	40,096,656	542,359,117	927,823,599
Cost of shares redeemed	(21,933,280)	(199,680,092)	(302,448,771)
Net increase (Decrease) in Net Assets Resulting from Capital Share Transactions	18,163,376	342,679,025	625,374,828
Total Increase (Decrease) in Net Assets	18,161,466	349,382,691	660,815,649

Net Assets:
Beginning of period	—	—	—
End of period	$18,161,466	$349,382,691	$660,815,649

Change in Shares Outstanding:
Shares outstanding, beginning of period	—	—	—
Shares issued	1,625,000	21,950,000	37,450,000
Shares redeemed	(900,000)	(8,100,000)	(12,225,000)
Shares outstanding, end of period	725,000	13,850,000	25,225,000

(1)  Commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS (Concluded)
	Cabana Target Drawdown 13 ETF	Cabana Target Drawdown 16 ETF
	For the period September 17, 2020(1) to April 30, 2021	For the period September 17, 2020(1) to April 30, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$1,263,101	$706,398
Net realized gain (loss)	(1,548,357)	(1,272,508)
Change in net unrealized appreciation (depreciation)	19,332,030	11,952,642
Net increase (decrease) in net assets resulting from operations	19,046,774	11,386,532

Distributions to Shareholders	(968,743)	(539,242)

Capital Transactions:
Proceeds from shares issued	365,891,811	184,639,436
Cost of shares redeemed	(140,425,902)	(70,786,701)
Net increase (Decrease) in Net Assets Resulting from Capital Share Transactions	225,465,909	113,852,735
Total Increase (Decrease) in Net Assets	243,543,940	124,700,025

Net Assets:
Beginning of period	—	—
End of period	$243,543,940	$124,700,025

Change in Shares Outstanding:
Shares outstanding, beginning of period	—	—
Shares issued	14,650,000	7,350,000
Shares redeemed	(5,650,000)	(2,850,000)
Shares outstanding, end of period	9,000,000	4,500,000

(1)  Commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS
Cabana Target Drawdown 5 ETF Selected Per Share Data	For the period September 17, 2020(1) through April 30, 2021
Net Asset Value, beginning of period	$24.99
Investment Activities
Net investment income (loss)(2)	0.20
Net realized and unrealized gain (loss)	0.01	(3)
Total from investment activities	0.21
Distributions to shareholders from
Net investment income	(0.15)
Total distributions	(0.15)
Net Asset Value, end of period	$25.05
Total Return (%)	0.85	(4)
Total Return at Market Price (%)	0.85	(4)
Ratios to Average Net Assets
Expenses before fee waiver (%)(5)	0.80	(6)
Expenses after fee waiver (%)(5)	0.54	(6)
Net investment income (loss) (%)	1.36	(6)
Supplemental Data
Net Assets at end of period (000’s)	$18,161
Portfolio turnover (%)(7)	516	(4)
Cabana Target Drawdown 7 ETF Selected Per Share Data	For the period September 17, 2020(1) through April 30, 2021
Net Asset Value, beginning of period	$24.98
Investment Activities
Net investment income (loss)(2)	0.25
Net realized and unrealized gain (loss)	0.11
Total from investment activities	0.36
Distributions to shareholders from
Net investment income	(0.11)
Total distributions	(0.11)
Net Asset Value, end of period	$25.23
Total Return (%)	1.45	(4)
Total Return at Market Price (%)	1.51	(4)
Ratios to Average Net Assets
Expenses before fee waiver (%)(5)	0.80	(6)
Expenses after fee waiver (%)(5)	0.54	(6)
Net investment income (loss) (%)	1.69	(6)
Supplemental Data
Net Assets at end of period (000’s)	$349,383
Portfolio turnover (%)(7)	416	(4)

(1)  Commencement of operations.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.

(4)  Not annualized for periods less than one year.

(5)  The Fund invests in other Funds and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(6)  Annualized for periods less than one year.

(7)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS (Continued)
Cabana Target Drawdown 10 ETF Selected Per Share Data	For the period September 17, 2020(1) through April 30, 2021
Net Asset Value, beginning of period	$25.02
Investment Activities
Net investment income (loss)(2)	0.22
Net realized and unrealized gain (loss)	1.09
Total from investment activities	1.31
Distributions to shareholders from
Net investment income	(0.13)
Total distributions	(0.13)
Net Asset Value, end of period	$26.20
Total Return (%)	5.27	(3)
Total Return at Market Price (%)	5.16	(3)
Ratios to Average Net Assets
Expenses before fee waiver (%)(4)	0.80	(5)
Expenses after fee waiver (%)(4)	0.54	(5)
Net investment income (loss) (%)	1.46	(5)
Supplemental Data
Net Assets at end of period (000’s)	$660,816
Portfolio turnover (%)(6)	451	(3)
Cabana Target Drawdown 13 ETF Selected Per Share Data	For the period September 17, 2020(1) through April 30, 2021
Net Asset Value, beginning of period	$25.03
Investment Activities
Net investment income (loss)(2)	0.18
Net realized and unrealized gain (loss)	2.00
Total from investment activities	2.18
Distributions to shareholders from
Net investment income	(0.15)
Total distributions	(0.15)
Net Asset Value, end of period	$27.06
Total Return (%)	8.74	(3)
Total Return at Market Price (%)	8.66	(3)
Ratios to Average Net Assets
Expenses before fee waiver (%)(4)	0.80	(5)
Expenses after fee waiver (%)(4)	0.54	(5)
Net investment income (loss) (%)	1.15	(5)
Supplemental Data
Net Assets at end of period (000’s)	$243,544
Portfolio turnover (%)(6)	448	(3)

(1)  Commencement of operations.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Not annualized for periods less than one year.

(4)  The Fund invests in other Funds and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(5)  Annualized for periods less than one year.

(6)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS (Concluded)
Cabana Target Drawdown 16 ETF Selected Per Share Data	For the period September 17, 2020(1) through April 30, 2021
Net Asset Value, beginning of period	$25.03
Investment Activities
Net investment income (loss)(2)	0.21
Net realized and unrealized gain (loss)	2.64
Total from investment activities	2.85
Distributions to shareholders from
Net investment income	(0.17)
Total distributions	(0.17)
Net Asset Value, end of period	$27.71
Total Return (%)	11.47	(3)
Total Return at Market Price (%)	11.39	(3)
Ratios to Average Net Assets
Expenses before fee waiver (%)(4)	0.80	(5)
Expenses after fee waiver (%)(4)	0.54	(5)
Net investment income (loss) (%)	1.32	(5)
Supplemental Data
Net Assets at end of period (000’s)	$124,700
Portfolio turnover (%)(6)	452	(3)

(1)  Commencement of operations.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Not annualized for periods less than one year.

(4)  The Fund invests in other Funds and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(5)  Annualized for periods less than one year.

(6)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS	April 30, 2021

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the 1940 Act as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The financial statements presented herein relate to the funds listed below and are individually referred to as a “Fund” or collectively as the “Funds”:

Cabana Target Drawdown 5 ETF

Cabana Target Drawdown 7 ETF

Cabana Target Drawdown 10 ETF

Cabana Target Drawdown 13 ETF

Cabana Target Drawdown 16 ETF

Each Fund is an actively managed exchange-traded fund (“ETF”). Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, actively managed ETFs seek to achieve an investment objective by purchasing and selling securities and other instruments, including shares of other investment companies, in accordance with the ETF’s stated investment strategy. Actively managed ETFs are required to publish their portfolio holdings on a daily basis. The availability of this information, which is used by, among others, large institutional investors when deciding to purchase or redeem Creation Units of the ETF, is designed to ensure that shares of the ETF do not trade at a material premium or discount in relation to NAV per share.

Each Fund seeks to provide long-term growth within a targeted risk parameter and seeks to achieve its investment objective with limited volatility and reduced correlation to the overall performance of the equity markets by allocating its assets among the following five major asset classes – equities, fixed income securities, real estate, currencies, and commodities. Each Fund is classified as a diversified investment company under the 1940 Act. The Funds commenced operations on September 17, 2020.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value each Fund ultimately realizes upon sale of the securities.

(a) Valuation of Investments

Each Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2021

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Trust’s Valuation Committee, in accordance with the Trust’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of each Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Each Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of each Fund (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•   Level 1 – Quoted prices in active markets for identical assets.

•   Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•   Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, ETFs and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

The following is a summary of the valuations as of April 30, 2021 for each Fund based upon the three levels defined above:

Cabana Target Drawdown 5 ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds*	$18,105,847	$—	$—	$18,105,847
Short-Term Investments*	63,785	—	—	63,785
Total	$18,169,632	$—	$—	$18,169,632
Cabana Target Drawdown 7 ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds*	$346,761,379	$—	$—	$346,761,379
Short-Term Investments*	2,780,055	—	—	2,780,055
Total	$349,541,434	$—	$—	$349,541,434
Cabana Target Drawdown 10 ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds*	$657,998,472	$—	$—	$657,998,472
Short-Term Investments*	3,101,889	—	—	3,101,889
Total	$661,100,361	$—	$—	$661,100,361

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2021
Cabana Target Drawdown 13 ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds*	$243,050,225	$—	$—	$243,050,225
Short-Term Investments*	596,770	—	—	596,770
Total	$243,646,995	$—	$—	$243,646,995
Cabana Target Drawdown 16 ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds*	$124,405,221	$—	$—	$124,405,221
Short-Term Investments*	346,567	—	—	346,567
Total	$124,751,788	$—	$—	$124,751,788

*    See Schedule of Investments for additional detailed categorizations.

(b) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

(c) Federal Income Tax

It is the policy of each Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as each Fund qualifies as a regulated investment company.

Management of the Funds has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require a Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of April 30, 2021, the Funds did not have any interest or penalties associated with the underpayment of any income taxes.

(d) Distributions to Shareholders

Each Fund distributes net investment income and capital gains, if any, at least annually. Each Fund may make distributions on a more frequent basis for each Fund to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2021

in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

Note 3 – Transactions with Affiliates and Other Servicing Agreements

(a) Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser to the Trust, including each Fund, pursuant to an investment advisory agreement entered into by the Adviser and the Trust on behalf of each Fund (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to each Fund. The Adviser is responsible for among other things, overseeing the Sub-Adviser (as defined below), including regular review of the Sub-Adviser’s performance, and trading portfolio securities on behalf of each Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. The Adviser administers each Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”).

For the services it provides to each Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.80% of average daily net assets of each Fund.

The Adviser, for the Funds below, has contractually agreed to waive a portion of its management fee in an amount equal to 0.26% of average daily net assets through September 14, 2021, unless earlier terminated by the Board for any reason at any time. Waived fees are not recoupable in the future periods. For the period ended April 30, 2021, the Adviser waived expenses of the Funds as follows:

Fund	Expenses Waived
Cabana Target Drawdown 5 ETF	$31,365
Cabana Target Drawdown 7 ETF	562,738
Cabana Target Drawdown 10 ETF	886,242
Cabana Target Drawdown 13 ETF	284,667
Cabana Target Drawdown 16 ETF	138,884

An Interested Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

(b) Investment Sub-Advisory Agreement

The Adviser has entered into an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with respect to the Funds with Cabana Asset Management (the “Sub-Adviser”). Under the Sub-Advisory Agreement, the Sub-Adviser makes investment decisions for the Funds and continuously reviews, supervises, and administers the investment program of the Funds, subject to the supervision of the Adviser and the Board. The Adviser pays a fee to the Sub-Adviser, which is calculated daily and paid monthly, at an annual rate (adjusted for waived expenses) based on the aggregate of the average daily net assets of the Funds up to a maximum rate of 0.76%, which is calculated according to a breakpoint schedule.

Under the Investment Sub-Advisory Agreement, the Sub-Advisor has agreed to assume the obligation of the Adviser to pay all expenses of the Funds, except the Excluded Expenses.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2021

(c) Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of each Fund’s Shares. The Distributor does not maintain any secondary market in any Fund’s Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of a Fund’s average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of each Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

Certain officers of the Trust are also employees/officers of affiliates of the Distributor and receive no compensation from the Trust for serving as officers.

(d) Other Servicing Agreements

The Bank of New York Mellon (“BNY Mellon”) serves as each Fund’s fund accountant, transfer agent, custodian and administrator.

Note 4 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended April 30, 2021 were as follows:

Fund	Purchases	Sales
Cabana Target Drawdown 5 ETF	$101,573,279	$102,985,598
Cabana Target Drawdown 7 ETF	1,469,458,597	1,461,320,914
Cabana Target Drawdown 10 ETF	2,532,848,995	2,523,690,154
Cabana Target Drawdown 13 ETF	810,529,141	813,190,211
Cabana Target Drawdown 16 ETF	398,433,433	400,738,630

Purchases and sales of in-kind transactions for the period ended April 30, 2021 were as follows:

Fund	Purchases	Sales
Cabana Target Drawdown 5 ETF	$40,039,132	$20,472,135
Cabana Target Drawdown 7 ETF	531,028,840	197,147,878
Cabana Target Drawdown 10 ETF	912,862,043	297,495,847
Cabana Target Drawdown 13 ETF	365,217,242	137,289,620
Cabana Target Drawdown 16 ETF	184,323,494	68,293,210

Note 5 – Capital Share Transactions

Fund Shares are listed and traded on the Exchange each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount).

Each Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Fund Shares may only be purchased or redeemed directly from each Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2021

Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of each Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A participant agreement may permit each Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of each Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from each Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. Each Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Each Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for each Fund is $500, regardless of the number of Creation Units created in the transaction.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. Each Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to each Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for each Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting each Fund’s securities to the account of the Trust. The non-standard charges are payable to each Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of each Fund’s securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for each Fund is $500, regardless of the number of Creation Units redeemed in the transaction.

Note 6 – Principal Risks

As with any investment, an investor could lose all or part of their investment in each Fund and each Fund’s performance could trail that of other investments. Each Fund is subject to the principal risks noted below, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in each Fund’s prospectus. Please refer to the relevant Fund’s prospectus for a complete description of the principal risks of investing in that Fund.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2021

Market Risk. The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Asset Allocation Risk. Each Fund’s investment performance depends upon the successful allocation by the Sub-Adviser of the Fund’s assets among asset classes. There is no guarantee that the Sub-Adviser’s allocation techniques and decisions will produce the desired results.

Trading Risk. Shares of each Fund may trade on the Exchange above or below their NAV. The NAV of Shares of each Fund will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s Shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares of the Fund inadvisable.

Note 7 – Federal Income Taxes

GAAP requires certain components of net assets to be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the period ended April 30, 2021, the following amounts resulting primarily from the differing book and tax treatment relating to the reversal of gains and losses emanating from redemption-in-kind transactions have been reclassified:

Fund	Paid-in Capital	Total Distributable Earnings (Loss)
Cabana Target Drawdown 5 ETF	$243,717	$(243,717)
Cabana Target Drawdown 7 ETF	7,970,793	(7,970,793)
Cabana Target Drawdown 10 ETF	15,335,009	(15,335,009)
Cabana Target Drawdown 13 ETF	5,603,839	(5,603,839)
Cabana Target Drawdown 16 ETF	2,613,637	(2,613,637)

The tax character of the distributions paid during the tax period ended April 30, 2021 as follows:

	Distributions paid from
Fund	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
Cabana Target Drawdown 5 ETF	$117,432	$—	$117,432
Cabana Target Drawdown 7 ETF	1,699,958	—	1,699,958
Cabana Target Drawdown 10 ETF	2,996,851	—	2,996,851
Cabana Target Drawdown 13 ETF	968,743	—	968,743
Cabana Target Drawdown 16 ETF	539,242	—	539,242

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Concluded)	April 30, 2021

As of the tax period ended April 30, 2021, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains (Losses)	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation) on Investments	Accumulated Earnings (Deficit)
Cabana Target Drawdown 5 ETF	$44,669	$(1,042,495)	$—	$752,199	$(245,627)
Cabana Target Drawdown 7 ETF	1,923,395	(12,344,654)	—	9,154,132	(1,267,127)
Cabana Target Drawdown 10 ETF	1,947,099	(23,698,689)	—	41,857,402	20,105,812
Cabana Target Drawdown 13 ETF	282,280	(7,084,821)	—	19,276,733	12,474,192
Cabana Target Drawdown 16 ETF	140,587	(3,827,881)	—	11,920,947	8,233,653

At April 30, 2021, gross unrealized appreciation and depreciation of investments owned by each Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Cabana Target Drawdown 5 ETF	$17,417,433	$1,050,080	$(297,881)	$752,199
Cabana Target Drawdown 7 ETF	340,387,302	14,988,786	(5,834,654)	9,154,132
Cabana Target Drawdown 10 ETF	619,242,959	51,291,832	(9,434,430)	41,857,402
Cabana Target Drawdown 13 ETF	224,370,262	22,144,380	(2,867,647)	19,276,733
Cabana Target Drawdown 16 ETF	112,830,841	11,955,376	(34,429)	11,920,947

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of the tax period ended April 30, 2021, each Fund has non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term	Long-Term	Total Amount
Cabana Target Drawdown 5 ETF	$1,039,262	$3,233	$1,042,495
Cabana Target Drawdown 7 ETF	12,299,352	45,302	12,344,654
Cabana Target Drawdown 10 ETF	23,629,820	68,869	23,698,689
Cabana Target Drawdown 13 ETF	7,061,238	23,583	7,084,821
Cabana Target Drawdown 16 ETF	3,816,920	10,961	3,827,881

To the extent that the Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Code limitations.

Note 8 – Recent Market Events

The spread of COVID-19 around the world has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to COVID-19 pandemic, as well as its impact on the U.S. and international economies. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such developments may in turn impact the value of each Fund’s investments. The ultimate impact of the pandemic on the financial performance of each Fund’s investments is not reasonably estimable at this time.

Note 9 – Events Subsequent to the Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in a Fund’s financial statements.

EXCHANGE LISTED FUNDS TRUST REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	April 30, 2021

To the Shareholders of Cabana Target Drawdown 5 ETF, Cabana Target Drawdown 7 ETF, Cabana Target Drawdown 10 ETF, Cabana Target Drawdown 13 ETF and Cabana Target Drawdown 16 ETF and Board of Trustees of Exchange Listed Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Cabana Target Drawdown 5 ETF, Cabana Target Drawdown 7 ETF, Cabana Target Drawdown 10 ETF, Cabana Target Drawdown 13 ETF and Cabana Target Drawdown 16 ETF (the “Funds”), each a series of Exchange Listed Funds Trust, as of April 30, 2021, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period from September 17, 2020 (commencement of operations) through April 30, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2021, the results of their operations, the changes in net assets, and the financial highlights for the period from September 17, 2020 (commencement of operations) through April 30, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2021, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.

Chicago, Illinois

June 25, 2021

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES	April 30, 2021 (Unaudited)

All ETFs have operating expenses. As a shareholder of a Fund, you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates each Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return

This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes – NOT your Fund’s actual return – the account values shown may not apply to your specific investment.

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES (Concluded)	April 30, 2021 (Unaudited)
	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio	Expenses Paid During Period(1)
Cabana Target Drawdown 5 ETF
Actual Performance	$1,000.00	$1,051.10	0.54%	$2.75
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	0.54%	$2.71
Cabana Target Drawdown 7 ETF
Actual Performance	$1,000.00	$1,049.40	0.54%	$2.74
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	0.54%	$2.71
Cabana Target Drawdown 10 ETF
Actual Performance	$1,000.00	$1,088.70	0.54%	$2.80
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	0.54%	$2.71
Cabana Target Drawdown 13 ETF
Actual Performance	$1,000.00	$1,128.90	0.54%	$2.85
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	0.54%	$2.71
Cabana Target Drawdown 16 ETF
Actual Performance	$1,000.00	$1,162.10	0.54%	$2.89
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	0.54%	$2.71

(1)  Expenses paid during the period are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION	April 30, 2021 (Unaudited)

Tax Information

For the period ended April 30, 2021, the Funds listed below had a percentage of the dividends paid from net investment income, including short-term capital gains (if any) designated as qualified dividend income.

Fund	Qualified Dividend Income
Cabana Target Drawdown 5 ETF	34%
Cabana Target Drawdown 7 ETF	74%
Cabana Target Drawdown 10 ETF	37%
Cabana Target Drawdown 13 ETF	42%
Cabana Target Drawdown 16 ETF	43%

For the period ended April 30, 2021, the Funds listed below had a percentage of the dividends paid from net investment income, including short-term capital gains (if any), qualify for the dividends received deduction available to corporate shareholders.

Fund	Corporate Dividends Received Deduction
Cabana Target Drawdown 5 ETF	33%
Cabana Target Drawdown 7 ETF	74%
Cabana Target Drawdown 10 ETF	25%
Cabana Target Drawdown 13 ETF	24%
Cabana Target Drawdown 16 ETF	28%

Premium/Discount information

Information about the differences between the daily market price on the secondary markets for Shares of each Fund and each Fund’s NAV can be found on the Funds’ website at www.cabanaetfs.com.

EXCHANGE LISTED FUNDS TRUST TRUSTEES	April 30, 2021

Set forth below is information about each of the persons currently serving as a Trustee of the Trust. The address of each Trustee of the Trust is c/o Exchange Listed Funds Trust, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120. The Funds’ Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees. The SAI is available without charge, upon request, by calling toll-free (866) 239-9536 or at www.cabanaetfs.com.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen By Trustee	Other Directorships held by Trustee
Interested Trustee
Richard Hogan (1961)	Trustee and Secretary	Since 2012	Director, Exchange Traded Concepts, LLC (since 2011); Private Investor (since 2002); Secretary, Exchange Traded Concepts Trust (since 2011); Managing Member, Yorkville ETF Advisors (2011 – 2016).	14	Board Member of Peconic Land Trust of Suffolk County, NY.
Independent Trustees
Timothy J. Jacoby (1952)	Trustee	Since 2014	Senior Partner, Deloitte & Touche LLP, Private Equity/Hedge Fund/Mutual Fund Services Practice – (2000 – 2014).	32	Independent Trustee, Edward Jones Money Market Fund (since 2017); Audit Committee Chair, Perth Mint Physical Gold ETF (2018 – 2020); Independent Trustee, Source ETF Trust (2014 – 2015).
David M. Mahle (1943)	Trustee	Since 2012	Consultant, Jones Day (2012 – 2015); Of Counsel, Jones Day (2008 – 2011); Partner, Jones Day (1988 – 2008);	14	Independent Trustee, Exchange Traded Concepts Trust (2012 – 2020); Independent Trustee, Source ETF Trust (2014 – 2015).
Linda Petrone (1962)	Trustee	Since 2019	Founding Partner, Sage Search Advisors – (since 2012).	32	None.

(1)  Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, reaches mandatory retirement age (unless service is extended), is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

(2)  The Fund complex includes each series of the Trust and of Exchange Traded Concepts Trust.

EXCHANGE LISTED FUNDS TRUST OFFICERS	April 30, 2021

Set forth below is information about each of the persons currently serving as officers of the Trust. The address of J. Garrett Stevens, Richard Hogan, and James J. Baker, Jr. is c/o Exchange Listed Funds Trust, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, the address of Christopher W. Roleke is Foreside Management Services, LLC, 10 High Street, Suite 302, Boston, Massachusetts 02110, and the address of Patrick Keniston is Foreside Fund Officer Services, LLC, 3 Canal Plaza, Suite 100, Portland, Maine 04101.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years
J. Garrett Stevens (1979)	President	Since 2012

Investment Adviser/Vice President, T.S. Phillips Investments, Inc. (since 2000); Chief Executive Officer, Exchange Traded Concepts, LLC (since 2009); President, Exchange Traded Concepts Trust (since 2011).

Richard Hogan (1961)	Trustee and Secretary	Since 2012

Director, Exchange Traded Concepts, LLC (since 2011); Private Investor (since 2003); Secretary, Exchange Traded Concepts Trust (since 2011); Board Member, Peconic Land Trust (2012 – 2016); Managing Member, Yorkville ETF Advisors (2011 – 2016).

Christopher W. Roleke (1972)	Treasurer	Since 2012	Managing Director/Fund Principal Financial Officer, Foreside Management Services, LLC (since 2011).
James J. Baker Jr. (1951)	Assistant Treasurer	Since 2015	Managing Partner, Exchange Traded Concepts, LLC (since 2011); Managing Partner, Yorkville ETF Advisors (2012 – 2016); Vice President, Goldman Sachs (2000 – 2011).
Patrick Keniston (1964)	Chief Compliance Officer	Since 2017	Managing Director, Foreside Fund Officer Services, LLC (since 2008).

(1)  Each officer serves at the pleasure of the Board.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 400

Oklahoma City, OK 73120

Investment Sub-Adviser:

Cabana Asset Management

220 S. School Ave.

Fayetteville, AR 72701

Distributor:

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Proxy Voting Information

Exchange Traded Concepts’ proxy voting policies and procedures are attached to the Funds’ SAI, which is available without charge by visiting the Funds’ website at www.cabanaetfs.com or the SEC’s website at www.sec.gov or by calling toll free (866) 239-9536.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll free (866) 239-9536 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal period as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. Each Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. In addition, each Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.cabanaetfs.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Not applicable.

ITEM 2: CODE OF ETHICS.

(a)	The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. This code of ethics is included as Exhibit 13(a)(1).

(b)	During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer and principal financial officer; there have been no amendments to, not any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Timothy J. Jacoby, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees:

2021
$66,250

Audit fees, paid to Cohen & Company, Ltd. relate to the audit of the registrant's annual financial statements and the consent issued and included with the registrant's post-effective registration statements.

(b) Audit-Related Fees:

2021
$-

(c) Tax Fees:

2021
$17,500

These tax fees relate to the review of the registrant’s tax returns, and review of income and capital gain distribution calculations. These fees were paid to Cohen & Company, Ltd.

(d) All Other Fees:

2021
$-

(e)(1) The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require preapproval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

(e)(2)

2021
$-

(f) Not applicable.

(g)

2021
$17,500

(h) Not applicable.

Item 5: Audit Committee of Listed registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant's audit committee members are Timothy J. Jacoby (chairman), David Mahle, and Linda Petrone.

Item 6: Investments.

(a)	The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)	Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits

(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens
President and Principal Executive Officer

Date:	7/1/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens
President and Principal Executive Officer

Date:	7/1/2021

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke
Principal Financial Officer

Date:	7/1/2021